(1) Basis of Presentation: Going Concern (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accumulated deficit	$ 254,707,653	$ 248,513,626	$ 231,055,519
Scenario, Previously Reported
Accumulated deficit		$ 248,513,626